Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229338
Shareholder Report [Line Items]
Fund Name	QM U.S. Bond ETF
Trading Symbol	TAGG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about QM U.S. Bond ETF (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
AssetsNet	$ 1,888,901,000
Holdings Count | Holding	1,640
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,888,901 Number of Portfolio Holdings1,640 Portfolio Turnover Rate61.0%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	32.7%
Corporate Bonds	27.7
U.S. Government & Agency Mortgage-Backed Securities	25.9
Asset-Backed Securities	6.1
Non-U.S. Government Mortgage-Backed Securities	4.2
Foreign Government Obligations & Municipalities	1.4
Municipal Securities	1.0
Short-Term and Other	1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	21.1%
U.S. Treasury Bonds	11.6
Federal National Mortgage Assn.	10.5
Federal Home Loan Mortgage	8.6
Government National Mortgage Assn.	4.9
UMBS, TBA	1.8
Benchmark Mortgage Trust	0.6
JPMorgan Chase	0.5
Bank of America	0.5
Wells Fargo	0.5

Material Fund Change [Text Block]